Equity Capital and Earnings Per Share - Changes in Common Shares Issued and Outstanding (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 52,960
Balance, end of year	$ 52,488	$ 52,960
Common shares
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,729	1,806
Repurchased for cancellation	(54)	(83)
Issued on exercise of stock options and deferred share units	2	6
Balance, end of year	1,677	1,729
Balance, beginning of year	$ 20,681	$ 21,527
Repurchased for cancellation	(651)	(990)
Issued on exercise of stock options and deferred share units	73	144
Balance, end of year	$ 20,103	$ 20,681